ORDINARY SHARE AND SHARE INCENTIVE PLANS - Unvested Restricted Awards - Additional Information (Details) - 2017 Equity Incentive Plan - Restricted Stock shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Restricted stock awards
Vesting period	4 years
Ratio for grant of stock awards that is deducted from the shares available for grant	1
Shares
Vested (in shares)	(196)	(536)
Fair value of restricted stock awards vested | $	$ 0.5	$ 1.5
Granted (in shares)	96	76